SCHWAB CAPITAL TRUST

SCHWAB ACTIVE EQUITY FUNDS

Schwab Large-Cap Growth FundTM

Schwab Core Equity FundTM

Schwab® International Core Equity Fund

Schwab Dividend Equity FundTM

Schwab Small-Cap Equity FundTM

Schwab Hedged Equity FundTM

Schwab Financial Services FundTM

Schwab Health Care FundTM

(the “Funds”)

Supplement dated June 14, 2013 to the

Prospectus dated February 28, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, Paul Alan Davis, CFA, no longer serves as a portfolio manager for the Funds. Therefore all references to Mr. Davis in the Funds’ Prospectus are hereby deleted in their entirety.

Also, effective immediately, Wei Li, Ph.D., CFA, has been added as a portfolio manager for the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Small-Cap Equity Fund. Additional information about Ms. Li is in the “Fund Management” section on page 52 of the Funds’ Prospectus.

Jonas Svallin will continue to be responsible for the day-to-day co-management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG74941-00 (06/13) © 2013 All Rights Reserved

SCHWAB CAPITAL TRUST

SCHWAB ACTIVE EQUITY FUNDS

Schwab Large-Cap Growth FundTM

Schwab Core Equity FundTM

Schwab® International Core Equity Fund

Schwab Dividend Equity FundTM

Schwab Small-Cap Equity FundTM

Schwab Hedged Equity FundTM

Schwab Financial Services FundTM

Schwab Health Care FundTM

(the “Funds”)

Supplement dated June 14, 2013

to the Statement of Additional Information (“SAI”) dated February 28, 2013

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, Paul Alan Davis, CFA, no longer serves as a portfolio manager for the Funds. Therefore all references to Mr. Davis in the Funds’ SAI are hereby deleted in their entirety.

Also, effective immediately, Wei Li, Ph.D., CFA, has been added as a portfolio manager for the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Small-Cap Equity Fund. Information about Ms. Li is in the “Portfolio Managers – Other Accounts” section on page 36 of the Funds’ SAI. Additionally, as of the date of this supplement, Ms. Li did not beneficially own any shares of the Funds.

Jonas Svallin will continue to be responsible for the day-to-day co-management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG74942-00 (06/13) © 2013 All Rights Reserved